Sale of Pegzilarginase to Immedica (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jul. 27, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of intangible assets				$ 15,000	$ 0
Gain recognized within operating expenses		$ 14,609	$ 0	$ 14,609	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Global Rights To Pegzilarginase
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of intangible assets	$ 15,000
Contingent consideration	100,000
Carrying value of assets	0
Gain recognized within operating expenses	$ 14,600